Receivables	12 Months Ended
Dec. 31, 2024
Parent Company | Reportable Legal Entities
Receivables
Receivables

10 – Receivables

(DKK million)	2024	2023

Receivables related to collaboration agreements	5,434	4,148
Prepayments	107	121
Receivables from subsidiaries	964	650
Interest receivables	135	149
Other receivables	72	159

Total at December 31	6,712	5,227

Non-current receivables	22	49
Current receivables	6,690	5,178

Total at December 31	6,712	5,227

Refer to Note 3.6 in the consolidated financial statements for additional information regarding receivables of the Group.